Related party transactions - Summary of Compensation of Key Management Personnel and Directors (Detail) - Key management personnel and Directors [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of transactions between related parties [line items]
Salaries and other short-term employee benefits	$ 34	$ 33
Post-employment benefits	2	2
Share-based payments	42	37
Compensation of key management personnel and Directors	$ 78	$ 72